Note 18 - Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of components of inventories [text block]
	2018	2017

Consumable stores	9,210	8,776
Gold in process	217	399
	9,427	9,175